Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Net Income (in millions)	Adjusted EBITDA
2023	$5,103,439	$3,915,330	$1,181,650	$942,193	$124	$124	$68.7	$174.3
2022	3,417,956	2,277,567	736,045	773,910	107	90	48.1	126.8
2021	2,380,437	1,828,867	352,607	371,171	115	124	16.4	70.2

Company Selected Measure Name	adjusted EBITDA
Peer Group Issuers, Footnote [Text Block]	Reflects a $100 investment in a peer group consisting Dow Jones US Industrial Supplies, NASDAQ Industrial and S&P 400.
PEO Total Compensation Amount	$ 5,103,439	$ 3,417,956	$ 2,380,437
PEO Actually Paid Compensation Amount	$ 3,915,330	2,277,567	1,828,867
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid to CEO	2023	2022	2021
Summary Compensation Table	$5,103,439	$3,417,956	$2,380,437
Deductions for amounts reported under the "Stock Awards" column in the Summary Compensation Table	(2,700,000)	(1,215,000)	(643,230)
Change in fair value of awards granted during the year that remain unvested as of year-end	680,014	20,631	(108,750)
Increase/(deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	226,935	38,665	79,170
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	604,942	15,315	121,240
Compensation Actually Paid to CEO	$3,915,330	$2,277,567	$1,828,867

Non-PEO NEO Average Total Compensation Amount	$ 1,181,650	736,045	352,607
Non-PEO NEO Average Compensation Actually Paid Amount	$ 942,193	773,910	371,171
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation Actually Paid to Other NEOs	2023	2022	2021
Summary Compensation Table	$1,181,650	$736,045	$352,607
Deductions for amounts reported under the "Stock Awards" column in the Summary Compensation Table	(525,000)	(248,750)	(69,801)
Change in fair value of awards granted during the year that remain unvested as of year-end	132,224	252,971	56,330
Increase/(deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	54,792	28,073	19,929
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	98,527	5,571	12,106
Average Compensation Actually Paid to NEOs	$942,193	$773,910	$371,171

Total Shareholder Return Amount	$ 124	107	115
Peer Group Total Shareholder Return Amount	124	90	124
Net Income (Loss)	$ 68,700,000	$ 48,100,000	$ 16,400,000
Company Selected Measure Amount	174,300,000	126,800,000	70,200,000
Additional 402(v) Disclosure [Text Block]	Reflects a $100 calculated as an investment in DXP Enterprises, Inc. from the beginning of the year to the end of the fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	net income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	returns on a $100 calculated investment in Company stock compared to the Dow Jones U.S Industrial Suppliers Index (DJUSDS), NASDAQ Industrial (^INDS) and S&P 400 (SP400)
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,700,000)	$ (1,215,000)	$ (643,230)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	680,014	20,631	(108,750)
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	226,935	38,665	79,170
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	604,942	15,315	121,240
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(525,000)	(248,750)	(69,801)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	132,224	252,971	56,330
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	54,792	28,073	19,929
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 98,527	$ 5,571	$ 12,106